16. SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2020
Supply Chain Finance
Schedule of supply chain finance

	12.31.20	12.31.19
Supply chain finance - Domestic suppliers	1,309,167	671,869
Supply chain finance - Foreign suppliers	165,060	182,126
	1,474,227	853,995

(-) Adjustment to present value	(21,590)	(11,958)
	1,452,637	842,037